Related party transactions - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Other income	6,037	5,367	8,260	5,373	7,873
Write downs and other provisions	654	3,174	19,487	6,178	1,017
Financial income/(expenses)	26	140
Royalty costs, Related party transactions				€ 4,095	€ 4,721
Zegna Group [Member]
Disclosure of transactions between related parties [line items]
Revenues	728,993	603,340
Other income	6,037	5,367
Costs	349,858	299,317
Write downs and other provisions	654	3,174
Financial income/(expenses)	(26,064)	15,846
Pelletteria Tizeta [Member]
Disclosure of transactions between related parties [line items]
Revenues			28,329
Associates [member] | Tom Ford [Member]
Disclosure of transactions between related parties [line items]
Revenues	16,743	8,858
Other income	0	0
Costs	4,009	2,408
Write downs and other provisions	0	0
Financial income/(expenses)	36	120
Royalty costs, Related party transactions	2,074	1,564	€ 4,081
Associates [member] | Filati Biagioli Modesto S.p.A [Member]
Disclosure of transactions between related parties [line items]
Revenues	7	0
Other income	0	0
Costs	1,590	0
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Associates [member] | Pelletteria Tizeta [Member]
Disclosure of transactions between related parties [line items]
Revenues	0	3
Other income	0	0
Costs	(3)	0
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | EZ Real Estate S.r.l [Member]
Disclosure of transactions between related parties [line items]
Revenues	6	0
Other income	0	0
Costs	3,930	0
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | G Schneider SPA [Member]
Disclosure of transactions between related parties [line items]
Revenues	0	10
Other income	0	0
Costs	2,703	3,017
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Alan Real Estate S.A [Member]
Disclosure of transactions between related parties [line items]
Revenues	0	0
Other income	0	0
Costs	1,247	0
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Revenues	35	642
Other income	0	461
Costs	250	83
Write downs and other provisions	0	4,020
Financial income/(expenses)	0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Other Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Revenues	4	3
Other income	0	0
Costs	455	126
Write downs and other provisions	0	0
Financial income/(expenses)	(10)	20
Other related parties [member]
Disclosure of transactions between related parties [line items]
Revenues	0	0
Other income	0	0
Costs	1,033	1,197
Write downs and other provisions	0	0
Financial income/(expenses)	0	0
Related parties
Disclosure of transactions between related parties [line items]
Revenues	16,795	9,516
Other income	0	461
Costs	15,214	6,831
Write downs and other provisions	€ 0	€ 4,020